Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts	Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts:

	Balance, beginning of year	Charges to earnings	Charges to other accounts(1)		Deductions	Balance, end of year
2021
Allowance for credit expected losses – Accounts Receivable(2)	$9,543	$9,438	$(943)		$(7,127)	$10,911
Allowance for credit expected losses financial – Loans Receivable(3)	$1,252	$2,275	$(114)		$(1,349)	$2,064
Allowance for cancellations	$15,012	$31,016	$69		$(26,881)	$19,216
Other reserves(4)	$565	$7,073	$(43)		$(5,323)	$2,272
2022
Allowance for credit expected losses – Accounts Receivable(2)	$10,911	$8,233	$269		$(8,884)	$10,529
Allowance for credit expected losses financial – Loans Receivable(3)	$2,064	$13,972	$(132)		$(3,493)	$12,411
Allowance for cancellations	$19,216	$5,598	$70		$(16,707)	$8,177
Other reserves(4)	$2,272	$10,187	$112		$(9,779)	$2,792
2023
Allowance for credit expected losses – Accounts Receivable(2)	$10,529	$4,350	$767	$	$(8,837)	$6,809
Allowance for credit expected losses financial – Loans Receivable(3)	$12,411	$13,692	$1,108	$	$(13,628)	$13,583
Allowance for cancellations	$8,177	$17,513	$(541)		$(16,919)	$8,230
Other reserves(4)	$2,792	$11,307	$(263)		$(9,555)	$4,281
(1)Charges to other accounts primarily relate to net translation adjustments.
(2)Deductions include our credit write-off inputs as of December 31, 2023 $1,963.
(3)Deductions include our credit write-off inputs as of December 31, 2023, 2022, 2021 $13,628, $3,218 and $1,068, respectively.
(4)Other reserves primarily include our accrual of the cost associated with purchases made on our website related to the use of fraudulent credit cards charged-back due to payment disputes.